Investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments
NOTE 21	INVESTMENTS

Nutrien holds interests in associates and joint ventures, the most significant being Canpotex, MOPCO, Profertil and Agrichem. The Company’s most significant investment accounted for as FVTOCI is Sinofert.

Accounting Policies			Accounting Estimates and Judgments

Investments in Equity-Accounted Investees

Investments in which the Company exercises significant influence (but does not control) or has joint control (as joint ventures) are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee, commonly referred to as associates.

The Company’s significant policies include:

Investments in Equity-Accounted Investees and Investments at FVTOCI

Judgment is necessary in determining:

•  when significant influence exists; and

•  if objective evidence of impairment exists for equity-accounted investees and, if so, the amount of impairment.

Significant Policy	Statement of Comprehensive Income	Investment
Proportionate share of net earnings (loss) adjusted for any fair value adjustments at acquisition date and differences in accounting policies	Net earnings (loss)	Increase (decrease)

Gain (loss) on disposal	Net earnings (loss)	Increase (decrease)

Proportionate share of post-acquisitions movements in OCI (loss)	OCI (loss)	Increase (decrease)

Impairment (loss) reversal [1]	Net earnings (loss)	Increase (decrease)

Dividends received	–	(Decrease)

1  An impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the equity-accounted investee operates or a significant or prolonged decline in the fair value of the investment below its carrying amount.

Investments at FVTOCI

The fair value of investments designated as FVTOCI is recorded in the consolidated balance sheets, with unrealized gains and losses, net of related income taxes, recorded in AOCI.

The Company’s significant policies include:

•  the cost of investments sold is based on the weighted average method; and

•  realized gains and losses on these investments remain in OCI, but the cumulative balance can be transferred to another equity reserve, such as retained earnings.

Supporting Information

Equity-accounted investees and investments at FVTOCI as at December 31 were comprised of:

			Proportion of Ownership Interest and Voting Rights Held		Carrying Amount

Name	Principal Activity	Principal Place of Business and Incorporation	2018	2017	2018	2017

EQUITY-ACCOUNTED INVESTEES
MOPCO [1]	Nitrogen Producer	Egypt	26%	–%[3]	$236	$–
Profertil	Nitrogen Producer	Argentina	50%	–%[3]	192	–
Canpotex	Marketing & Logistics	Canada	50%[2]	33%	–	–
Agrichem [4]	Fertilizer Producer & Marketer	Brazil	80%	–%	103	–
Other associates and joint ventures					161	30

Total equity-accounted investees					$692	$30

INVESTMENTS AT FVTOCI
Sinofert [5]	Fertilizer Supplier & Distributor	China/Bermuda	22%	22%	$180	$258
Other			–%	–%	6	4

Total investments at FVTOCI					$186	$262

1

The Company has representation on the MOPCO Board of Directors providing significant influence over MOPCO. The Company recorded its share of MOPCO’s earnings on a one-quarter lag, adjusted for any material transactions for the current quarter, as the financial statements of MOPCO are not available on the date of issuance of the Company’s financial statements. Future conditions, including those related to MOPCO in Egypt, which has been subject to political instability and civil unrest, may restrict the Company’s ability to obtain dividends from MOPCO. The Company is also exposed to currency risk related to fluctuations in the Egyptian pound against the US dollar.

2	Upon closing of the Merger on January 1, 2018 as described in Note 3, the classification of the investment changed from an associate to a joint venture.
3	Investments in MOPCO and Profertil were acquired as part of the Merger as described in Note 3.
4

As contractually agreed, the Company has joint control with the other shareholder of Agrichem. Subsequent to 2018, the Company acquired the remaining interest in Agrichem making it a wholly owned subsidiary that will be consolidated.

5

The Company’s 22 percent ownership of Sinofert does not constitute significant influence as the Company does not have any representation on the Board of Directors of Sinofert. The Company elected for this investment to be accounted for as FVTOCI.

Additional financial information of the Company’s proportionate interest in equity-accounted investees for the years ended December 31 was as follows:

	Associates		Joint Ventures

	2018	2017	2018	2017

Earnings from continuing operations and net earnings	$24	$–	$16	$9
Other comprehensive income	–	–	–	–

Total comprehensive income	$24	$–	$16	$9